LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2017
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:
	September 30,
	2016	2017
	RMB	RMB
Land use rights	17,241	17,241
Accumulated amortization	(2,842)	(3,390)

Land use rights, net	14,399	13,851